Postretirement Benefits (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions	$ 8,600,000	$ 13,000,000	$ 15,000,000
Contributions to benefit plans, future	20,000,000
Capped eligible compensation	1,000,000
Insurance premium paid for supplemental pension plan	3,900,000	1,700,000
Insurance cash value of supplemental pension plan	16,000,000	12,000,000
Cash deposited into Rabbi Trust	5,000,000	21,000,000
Combined value of insurance policies and trust investments	43,000,000
Liability for active supplemental retirement pension plan	47,000,000	38,000,000
Liability for closed supplemental retirement pension plans	3,000,000	4,000,000
Maximum allowed investment percentage in any single issuer in pension plan assets at time of purchase	10.00%
Funded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	263,000,000	228,000,000
Unfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 39,000,000	$ 32,000,000